Share capital and Contributed Surplus - Schedule of additional information on outstanding warrants (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2019	Sep. 30, 2021	Aug. 31, 2021	Sep. 30, 2020	Aug. 31, 2020	Sep. 30, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of warrants outstanding	13,417,156	8,500,000	13,901,640	13,901,640	9,585,050	9,585,050	8,500,000	0
Fair value	$ 1,959,796	$ 1,192			$ 257,312			$ 0
January 1, 2024 [Member]
Disclosure of classes of share capital [line items]
Expiry Date		Jan. 01, 2024
June 14, 2024 [Member]
Disclosure of classes of share capital [line items]
Expiry Date		Jun. 14, 2024
Founders warrants [Member] | Exercise price of $0.20 [Member] | January 1, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	5,520,000
Fair value	$ 1,013
Expiry Date	Jan. 01, 2024
Founders warrants [Member] | Exercise price of $0.20 [Member] | June 14, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	1,900,000
Fair value	$ 18,865
Expiry Date	Jun. 14, 2024
Ghoststeps warrants [Member] | Exercise price of $0.50 [Member] | January 15, 2023 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	250,000
Fair value	$ 60,000
Expiry Date	Jan. 15, 2023
April 2021 equity financing [Member] | Exercise price of $1.75 [Member] | April 29, 2023 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	3,274,657
Fair value	$ 785,918
Expiry Date	Apr. 29, 2023
April 2021 equity financing [Member] | Exercise price of $1.75 [Member] | August 25, 2023 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	40,000
Fair value	$ 9,600
Expiry Date	Aug. 25, 2023
LEC warrants [Member] | Exercise price of $0.70 [Member] | April 29, 2026 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	500,000
Fair value	$ 425,000
Expiry Date	Apr. 29, 2026
September 2021 equity financing [Member] | Exercise price of $2.35 [Member] | September 16, 2023 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	750,000
Fair value	$ 390,000
Expiry Date	Sep. 16, 2023
Broker warrants [Member] | Exercise price of $1.75 [Member] | April 29, 2026 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	137,499
Fair value	$ 33,000
Expiry Date	Apr. 29, 2023
Broker warrants [Member] | Exercise price of $2.00 [Member] | September 16, 2023 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	45,000
Fair value	$ 32,400
Expiry Date	Sep. 16, 2023
Acquisition of police ordnance [Member] | Exercise price of $1.72 [Member] | December 15, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	200,000
Fair value	$ 132,000
Expiry Date	Dec. 15, 2024
July 2022 equity financing [Member] | Exercise price of $0.285 [Member] | July 14, 2024 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	800,000
Fair value	$ 72,000
Expiry Date	Jul. 14, 2024